SUBSEQUENT EVENTS (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 10, 2023	Nov. 16, 2022	Mar. 31, 2023	Dec. 31, 2022	Jan. 23, 2023	Jan. 11, 2023	Dec. 31, 2021
SUBSEQUENT EVENTS
deferred underwriting commission		$ 3,767,400
Deferred underwriting fee payable derecognized		3,767,400
Balance of the deferred underwriting fee payable				$ 1,255,800
Warrants
SUBSEQUENT EVENTS
Deferred underwriting fee payable derecognized		162,571
Class A Common stock
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share)				$ 0.0001			$ 0.0001
Deferred underwriting fee payable derecognized		$ 3,604,829
Subsequent event
SUBSEQUENT EVENTS
deferred underwriting commission					$ 4,636,800
Deferred underwriting fee payable derecognized			$ 4,636,800
Subsequent event | Warrants
SUBSEQUENT EVENTS
Deferred underwriting fee payable derecognized			200,087
Subsequent event | Class A Common stock
SUBSEQUENT EVENTS
Number of shares issued	25,597,728
Common stock, par value (in dollars per share)	$ 0.0001
Redemption price	$ 10.11
Aggregate redemption amount	$ 258,793,030.08
Aggregate redemption shares	2,002,272
Redemption payments	$ 20,259,152.12
Deferred underwriting fee payable derecognized			$ 4,436,713
Subsequent event | AEON
SUBSEQUENT EVENTS
Agreed amount with certain investors						$ 20,000,000